Unaudited Interim Consolidated Statement of Financial Position - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	€ 213	€ 164
Trade receivables and other	630	587
Inventories	713	660
Other financial assets	19	30
Total current assets	1,575	1,441
Non-current assets
Property, plant and equipment	1,981	1,666
Goodwill	447	422
Intangible assets	68	70
Investments accounted for under the equity method	1	1
Deferred income tax assets	155	163
Trade receivables and other	67	64
Other financial assets	7	74
Total non-current assets	2,726	2,460
Total Assets	4,301	3,901
Current liabilities
Trade payables and other	1,120	968
Borrowings	162	57
Other financial liabilities	44	60
Income tax payables	9	8
Provisions	22	46
Total current liabilities	1,357	1,139
Non-current liabilities
Trade payables and other	28	27
Borrowings	2,216	2,094
Other financial liabilities	25	29
Pension and other post-employment benefit obligations	672	610
Provisions	95	94
Deferred income tax liabilities	21	22
Total non-current liabilities	3,057	2,876
Total Liabilities	4,414	4,015
Equity
Share capital	3	3
Share premium	420	420
Retained deficit and other reserves	(546)	(545)
Equity attributable to equity holders of Constellium	(123)	(122)
Non-controlling interests	10	8
Total Equity	(113)	(114)
Total Equity and Liabilities	€ 4,301	€ 3,901